Segment Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended			24 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 350	$ 126	$ 763	$ 793	$ 2,119
Long-lived assets				$ 249	$ 275
Accounts Receivable | Customer Concentration Risk | Customer One
Segment Reporting Information [Line Items]
Concentration Risk, Percentage						10.00%
Revenue Benchmark | Customer Concentration Risk | Customer One
Segment Reporting Information [Line Items]
Concentration Risk, Percentage			10.00%	10.00%	10.00%
UNITED STATES
Segment Reporting Information [Line Items]
Revenue			$ 226	$ 191	$ 511
Long-lived assets				38	100
UNITED KINGDOM
Segment Reporting Information [Line Items]
Revenue			276	314	925
Long-lived assets				93	76
All other countries
Segment Reporting Information [Line Items]
Revenue			$ 261	288	683
Long-lived assets				$ 118	$ 99